Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		11/1/2017
	Collection Period Ending Date		11/30/2017
	Collection Period		30
	Payment Date		12/15/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.265318	$73,572,815.10	$11,168,614.30	$62,404,200.80
(4)	Class A-4 Notes	1.000000	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$174,072,815.10	$11,168,614.30	$162,904,200.80
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$177,822,815.10	$11,168,614.30	$166,654,200.80
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$73,572,815.10	$76,025.24
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$174,072,815.10	$226,338.57
	2. AVAILABLE FUNDS
(20)	Interest Collections		$708,119.61
(21)	Principal Collections		$7,156,782.02
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$3,695,585.43
(24)	Liquidation Proceeds		$69,874.73
(25)	Recoveries		$49,193.79
(26)	Investment Earnings		$—
(27)	Total Collections		$11,679,555.58
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$11,679,555.58
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$148,185.68	$148,185.68	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$76,025.24	$76,025.24	$—
(34)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$—	$—	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$7,418,614.30	$7,418,614.30	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$136,417.03	$136,417.03	$—
			$11,679,555.58	$11,679,555.58
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$—
(50)	Fourth Allocation of Principal		$7,418,614.30
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$11,168,614.30
	4. POOL INFORMATION
(53)	Pool Balance		$166,654,201
(54)	Number of Receivables Outstanding		22,012
(55)	Weighted Average Contract Rate		4.85%
(56)	Weighted Average Maturity		28.52
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateralization Amount		$5,625,000.00
(59)	Target Over Collateralization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$246,320.35	51	$4,829.81
(72)	Recoveries for Collection Period		$49,193.79	82	$599.92
(73)	Net Losses/(Recoveries) for Collection Period		197,126.56
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$4,331,146.95
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.57749%

		11/30/2017	10/31/2017	9/30/2017	8/31/2017
(77)	Pool Balance at end of collection period	$166,654,201	$177,822,815	$189,800,164	$201,118,724
(78)	Number of receivables outstanding	22,012	22,861	23,790	24,607
(79)	Average month end Pool Balance	$172,238,508	$183,811,490	$195,459,444	$207,549,947
(80)	Realized Losses for Collection Period	$246,320	$125,896	$122,190	$147,064
(81)	Recoveries for Collection Period	$49,194	$35,355	$34,981	$69,099
(82)	Net Losses/(Recoveries) for Collection Period	$197,127	$90,540	$87,209	$77,965
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	1.716%	0.822%	0.750%	0.850%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	1.373%	0.591%	0.535%	0.451%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.716%

		11/30/2017	10/31/2017	9/30/2017	8/31/2017
(86)	Receivables 31-59 Days Delinquent	$2,074,161.54	$2,094,648.40	$2,040,119.99	$2,504,729.56
(87)	$ As % of Ending Pool Balance	1.245%	1.178%	1.075%	1.245%
(88)	# of Receivables	238	242	235	255
(89)	# As % of Ending Pool # of Receivables	1.081%	1.059%	0.988%	1.036%
(90)	Receivables 60-89 Days Delinquent	$430,091.38	$408,164.10	$671,894.05	$436,151.65
(91)	$ As % of Ending Pool Balance	0.258%	0.230%	0.354%	0.217%
(92)	# of Receivables	57	53	70	56
(93)	# As % of Ending Pool # of Receivables	0.259%	0.232%	0.294%	0.228%
(94)	Receivables 90 - 119 Days Delinquent	$109,665.73	$337,641.02	$184,976.66	$244,957.93
(95)	$ As % of Ending Pool Balance	0.066%	0.190%	0.097%	0.122%
(96)	# of Receivables	20	37	28	35
(97)	# As % of Ending Pool # of Receivables	0.091%	0.162%	0.118%	0.142%
(98)	Receivables 120+ Days Delinquent	$178,897.26	$146,221.16	$145,631.39	$75,708.24
(99)	$ As % of Ending Pool Balance	0.107%	0.082%	0.077%	0.038%
(100)	# of Receivables	23	18	20	11
(101)	# As % of Ending Pool # of Receivables	0.104%	0.079%	0.084%	0.045%
(102)	Total Delinquencies	$2,792,815.91	$2,986,674.68	$3,042,622.09	$3,261,547.38
(103)	$ As % of Ending Pool Balance	1.676%	1.680%	1.603%	1.622%
(104)	# of Receivables	338	350	353	357
(105)	# As % of Ending Pool # of Receivables	1.536%	1.531%	1.484%	1.451%
(106)	Total Repossession	$125,050.77	$180,974.89	$185,385.87	$158,905.11
(107)	# of Receivables	16	20	24	20

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
December 11, 2017